Segment information - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 customer item	Dec. 31, 2020	Dec. 31, 2020 item	Dec. 31, 2019 item
Disclosure of credit risk exposure [line items]
Number of customers	2	2		2
Percentage of revenue	10.00%	10.00%		10.00%
Number of suppliers	0	3	3	2
Percentage of direct costs	10.00%	10.00%		10.00%
Supplier one
Disclosure of credit risk exposure [line items]
Percentage of direct costs		16.00%		24.00%
Supplier two
Disclosure of credit risk exposure [line items]
Percentage of direct costs		13.00%		11.00%
Supplier three
Disclosure of credit risk exposure [line items]
Percentage of direct costs		13.00%
Customer one
Disclosure of credit risk exposure [line items]
Percentage of revenue	14.00%	20.00%		13.00%
Customer two
Disclosure of credit risk exposure [line items]
Percentage of revenue	11.00%	20.00%		10.00%